Taxation - Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	$ 4,094	$ 1,794	$ (6,304)
Balance sheet
Deferred tax liability	10,526	8,780
Deferred tax asset	(3,908)	(6,410)
Deferred tax liability (asset)	6,618	2,370	(913)
Before Offset Amount
Balance sheet
Deferred tax liability	22,047	21,980
Deferred tax asset	(15,429)	(19,610)
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	892	1,151	(7,225)
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	1,863	899	(7,295)
Balance sheet
Deferred tax liability	18,025	16,276
Before Offset Amount | Pension plan surpluses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	42	105	69
Balance sheet
Deferred tax liability	3,022	3,898
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	(21)	(33)	33
Balance sheet
Deferred tax liability	0	24
Before Offset Amount | Other taxable temporary differencesa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	(992)	180	(32)
Balance sheet
Deferred tax liability	1,000	1,782
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	3,202	643	921
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	(309)	(846)	(849)
Balance sheet
Deferred tax asset	(1,974)	(1,678)
Before Offset Amount | Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	(8)	(43)	286
Balance sheet
Deferred tax asset	(1,047)	(1,128)
Before Offset Amount | Pension plan and other post-retirement benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	47	119	2
Balance sheet
Deferred tax asset	(647)	(1,221)
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	770	(744)	438
Balance sheet
Deferred tax asset	(6,653)	(7,891)
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	(6)	(9)	0
Balance sheet
Deferred tax asset	(282)	(75)
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	1,578	1,282	310
Balance sheet
Deferred tax asset	(779)	(2,359)
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	1,536	1,064	543
Balance sheet
Deferred tax asset	(2,669)	(4,202)
Before Offset Amount | Other deductible temporary differencesb
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge for the year in the income statement	(406)	(180)	$ 191
Balance sheet
Deferred tax asset	$ (1,378)	$ (1,056)